Concentration of Credit Risk (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Rate	Dec. 31, 2011 Rate	Dec. 31, 2010 Rate
Concentration Risk
Derivatives, Maximum exposure to credit loss	$ 306	$ 342	$ 318
Construction related industries
Concentration Risk
Concentration Risk, Percentage	33.00%	33.00%	33.00%
North America
Concentration Risk
Concentration Risk, Percentage	40.00%	40.00%	45.00%